SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Advances from unrelated third parties	[1]	$ 611,611	$ 770,612
Other taxes payable	[2]	4,033,589	3,665,976
Accrued professional fees			9,279
Amount due to employees	[3]	49,429	87,889
Other current liabilities		100,213	359,743
Other Payables and Accrued Expenses		$ 4,794,842	$ 4,893,499

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.